Other Assets	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Other Assets

(6) Other Assets

Other assets in the accompanying consolidated balance sheets consist of the following (in thousands):

	April 30, 2021	January 31, 2021
Deferred commission costs – non-current	$5,733	$4,437
Other	3,772	4,199
Total other assets	$9,505	$8,636

(9)Other Assets

Other assets in the accompanying consolidated balance sheets consist of the following (in thousands):

	Successor	Predecessor
	January 31, 2021	January 31, 2020
Deferred commission costs – non-current	$4,437	$11,692
Non-current refundable income tax	—	1,979
Other	4,199	2,635
Total other assets	$8,636	$16,306